Debt - Summary of Contractual Maturities of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 1,102,814
2015	16,443
2016	15,412
2017	15,000
2018	15,000
Thereafter	2,290,000
Total	$ 3,454,669